Significant Accounting Policies - Schedule of Cumulative Effect of Changes on Consolidated Balance Sheet Due to Adoption of ASC 326 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 1,563,755	$ 239,656		¥ 2,085,234	$ 319,576	¥ 1,148,292	¥ 1,126,475
Restricted cash				1,900,392
Restricted time deposits				1,966,643
Financing receivables, net				4,411,488
Accrued interest receivable, net				54,284
Guarantee receivables, net				1,464,977
Prepaid expenses and other current assets	1,004,845	153,999		1,324,924
Deposits to insurance companies and guarantee companies	1,066,281	163,415		1,251,003
Contract assets and service fees receivable, net				3,454,851
Other assets	462,285	70,848		454,421
Long‑term investments	521,802	79,970		511,605
LIABILITIES
Guarantee liabilities				(1,726,368)
Deferred guarantee income	(694,582)	(106,449)
Allowance for credit losses	(529,162)			(373,545)		¥ (384,036)	¥ (370,196)
Deferred tax assets	747,332	114,534		157,138
Deferred tax liabilities	(21,046)	(3,225)		(309,646)
Retained earnings	2,113,956	$ 323,978		3,734,397
ASC 326
LIABILITIES
Contingent guarantee liabilities	¥ (1,738,787)
Allowance for credit losses				(229,661)
ASC 326 | Cumulative Effect Period Of Adoption Adjustment
ASSETS
Cash and cash equivalents			¥ (1,465)
Restricted cash			(1,848)
Restricted time deposits			(1,921)
Financing receivables, net			(229,661)
Accrued interest receivable, net			(1,681)
Guarantee receivables, net			(40,388)
Prepaid expenses and other current assets			(12,077)
Deposits to insurance companies and guarantee companies			(3,060)
Contract assets and service fees receivable, net			(26,045)
Other assets			(2,466)
Long‑term investments			(3,588)
LIABILITIES
Guarantee liabilities			1,726,368
Deferred guarantee income			(1,481,814)
Contingent guarantee liabilities			(2,214,128)	¥ (2,214,128)
Allowance for credit losses			(2,293,774)
Deferred tax assets			78,803
Deferred tax liabilities			296,471
Retained earnings			(1,918,500)
ASC 326 | Cumulative Effect, Period of Adoption, Adjusted Balance
ASSETS
Cash and cash equivalents			2,083,769
Restricted cash			1,898,544
Restricted time deposits			1,964,722
Financing receivables, net			4,181,827
Accrued interest receivable, net			52,603
Guarantee receivables, net			1,424,589
Prepaid expenses and other current assets			1,312,847
Deposits to insurance companies and guarantee companies			1,247,943
Contract assets and service fees receivable, net			3,428,806
Other assets			451,955
Long‑term investments			508,017
LIABILITIES
Deferred guarantee income			(1,481,814)
Contingent guarantee liabilities			(2,214,128)
Deferred tax assets			235,941
Deferred tax liabilities			¥ (13,175)